Restricted Net Assets - Additional Information (Details) - Variable Interest Entities - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restricted Net Assets Disclosure [Line Items]
Percentage of transfer of net income after tax to statutory general reserve	10.00%
Percentage of reserve funds that reached registered capital	50.00%
Total restricted net assets	¥ 554.1	¥ 13.1